Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Gross [Abstract]
Net operating loss carryforward	$ 2,066,962	$ 1,845,821
Research and development expenses	205,513	218,728
Provision for warranty	3,450	9,584
Provision for vacation and convalescence	82,579	69,048
Provision for severance, net	60,911	70,656
Provision for credit losses	186,377	74,741
Issuance cost	203,045	184,781
Operating lease liabilities	109,368	103,698
Deferred tax assets before valuation allowance	2,918,205	2,577,057
Valuation allowance	(2,808,837)	(2,473,359)
Net deferred tax assets	109,368	103,698
Operating lease right of use assets	(109,368)	(103,698)
Total deferred tax liability	(109,368)	(103,698)
Net deferred tax assets